Fair Value of Financial Instruments - Summary of Assets and Liabilities Measured at Fair Value on Recurring Basis (Detail) - Fair Value, Measurements, Recurring - USD ($) $ in Thousands	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Deferred compensation
Assets:
Investments related to deferred compensation plans	$ 4,000	$ 3,670	$ 3,495
Commodity swaps
Assets:
Commodity swaps			15,505
Liabilities:
Commodity swaps	5,000	6,268	4,959
Fair Value, Inputs, Level 1 | Deferred compensation
Assets:
Investments related to deferred compensation plans	4,000	3,670	3,495
Fair Value, Inputs, Level 2 | Commodity swaps
Assets:
Commodity swaps			15,505
Liabilities:
Commodity swaps	$ 5,000	$ 6,268	$ 4,959